Concentration of Major Customers and Suppliers - Schedule of Customers with Accounts Receivable (Details) - Customer Concentration Risk [Member] - Accounts Receivable [Member] - USD ($)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of Customers with Accounts Receivable [Line Items]
Total accounts receivable		$ 1,655,031
Percentage of Accounts receivable		10.70%
Customer E [Member]
Schedule of Customers with Accounts Receivable [Line Items]
Total accounts receivable		$ 1,655,031
Percentage of Accounts receivable		10.70%